Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Effective Tax Rate from Federal Statutory Tax Rate

A reconciliation of the Company’s effective tax rate from the Canadian federal statutory tax rate for the years ended December 31, 2013 and 2012 is as follows:

	December 31
	2013	2012
Statutory rate	25.0%	25.0%
Non-temporary differences	1.0	1.7
Rate difference from statutory rate	0.1	(6.0)
Change in tax rates on temporary differences	—	0.1
Change in valuation allowance	(10.6)	8.1
Other	(2.0)	(0.9)

Effective tax rate	13.5%	28.0%

Summary of Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2013 and 2012 is set forth below:

	Years Ended December 31
	2013	2012
Current
Canada	$(1,963)	$(45,780)
U.S	—	—
International	10	(99)

Total current expense	(1,953)	(45,879)

Deferred
Canada	(21,996)	8,788
U.S	724	1,000
International	—	—

Total deferred tax (expense) / recovery	(21,272)	9,788

Total income tax expense	$(23,225)	$(36,091)

Summary of Differences that Give Rise to Net Deferred Tax Assets / (Liabilities)

The differences that give rise to the net deferred tax assets / (liabilities) are as follows:

	December 31
	2013	2012
Net deferred tax (liabilities) / assets
Differences relating to land and housing inventory	$(15,957)	$(16,209)
Compensation deductible for tax purposes when paid	10,060	6,133
Differences related to derivative instruments	(533)	3,373
Operating loss carry-forwards	112,674	120,175
Other	5,121	(307)

Net deferred tax assets before valuation allowance	111,365	113,165
Cumulative valuation allowance	(89,771)	(102,613)

Net deferred tax assets	$21,594	$10,552